Summary of Material Accounting Policies (Policies)	3 Months Ended
Sep. 30, 2024
Summary of Material Accounting Policies
Changes in accounting standards - New Standards issued but not yet effective

Changes in accounting standards - New Standards issued but not yet effective

In July 2024, the International Accounting Standards Board ("IASB") issued amendments to multiple IFRS Accounting Standards, including IFRS Accounting Standard 1, 7, 9 and 10, and IAS 7 as a part of their annual improvements to IFRS Accounting Standards. The amendments are effective for annual reporting periods beginning on or after January 1, 2026 with early application permitted. The amendments are not anticipated to have an impact on the Company's condensed consolidated financial statements.

In April 2024, the IASB issued IFRS Accounting Standard 18 - Presentation and Disclosure in Financial Statements ("IFRS 18"). This standard aims to improve the consistency and clarity of financial statement presentation and disclosures by providing updated guidance on the structure and content of financial statements. Key changes include enhanced requirements for the presentation of financial performance, financial position, and cash flows, as well as additional disclosures to improve transparency and comparability. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027. The Company is currently assessing the impact that the adoption of IFRS 18 will have on its condensed consolidated financial statements.

Other Accounting standards or amendments to existing accounting standards that have been issued but have future effective dates will either not be relevant to the Company after their effective date or are not expected to have a significant impact on the Company’s consolidated financial statements.